Operating Segments - Summary of Revenue Derived from Sale of Goods (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)	$ 11,945,092	$ 14,371,095	$ 39,668,246	$ 36,502,490	$ 47,695,828	$ 34,261,647
Recognized at a Point in Time | Nutraceutical Products
Disaggregation of Revenue [Line Items]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)	3,541,002	3,927,334	11,844,529	11,168,555	13,622,744	12,183,362
Recognized at a Point in Time | Cannabis and Hemp Products
Disaggregation of Revenue [Line Items]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)	23,337	3,516,488	2,740,664	5,659,039	7,779,092	314,827
Recognized at a Point in Time | Food and Beverage Products
Disaggregation of Revenue [Line Items]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)	$ 8,380,753	6,927,617	$ 25,083,053	19,606,381	26,220,519	2,403,075
Recognized at a Point in Time | Innovation Products
Disaggregation of Revenue [Line Items]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)		$ (344)		$ 68,515	$ 73,473	10,960,359
Recognized Over Time | Processing Services
Disaggregation of Revenue [Line Items]
Revenue from sales net of excise taxes of nil and $643,476 (2021 - $746,870 and $1,127,569)						$ 8,400,024